Related Party Transactions - Summary of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 1,007	$ 913
Equity-settled share-based compensation expense	1,125	306
Key management personnel compensation	$ 2,132	$ 1,219